Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows:

	June 30,	December 31,
	2020	2019

Cash and cash equivalents	$7,356	$7,624
Restricted cash	1,330	—

Total cash, cash equivalents and restricted cash	$8,686	$7,624

Summary of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Basic loss per share:
Net loss	(73,604)	(3,365)	(129,947)	(6,232)
Less: net (loss) income attributable to non-controlling interest	(682)	2,182	(1,555)	2,781
Less: Deemed dividend - beneficial conversion feature on preferred stock	—	—	171	—

Net loss attributable to common stockholders	(72,922)	(5,547)	(128,563)	(9,013)

Shares used in computation:
Weighted-average common shares outstanding	35,045,390	22,964,199	32,390,829	17,952,188

Basic and diluted loss per share	(2.08)	(0.24)	(3.97)	(0.50)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Common stock purchase warrants	603,576	200,007	1,147,844	200,007
Convertible preferred shares	64,355,375	—	32,405,688	—
Stock options	6,377,997	16,667	6,361,982	16,667
Convertible notes variable settlement feature	536,164	524,945	536,164	524,945

Total	71,873,112	741,619	40,451,678	741,619

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Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows:

	March 31,	December 31,
	2020	2019

Cash and cash equivalents	$8,040	$14,305
Restricted cash	1,333	1,334
Total cash, cash equivalents and restricted cash	$9,373	$15,639

The following table provides a reconciliation cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows

	December 31,
	2019	2018
Cash and cash equivalents	$14,305	$14,578
Restricted cash	1,334	1,333
Total cash, cash equivalents and restricted cash	$15,639	$15,911